GENERAL (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 08, 2023	Dec. 31, 2022
General [Line Items]
Receivable from the United States government related to the CARES Act	$ 952		$ 952
Datapath Inc [Member]
General [Line Items]
Percentage of shares acquire of DataPath Inc.		100.00%